Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash Flows From Operating Activities:
Net loss	$ (71,509)	$ (9,161)	$ (142,851)	$ (226,645)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation	2,500	10,000	15,834	40,000
Non-cash rent expense	15,000	15,000	60,000	0
Bad debt expense			15,000	0
Changes in Operating Assets and Liabilities
Decrease (Increase) in accounts receivable			0	(15,000)
Increase in note receivable			(75,000)	0
Increase in interest receivable	(1,500)	0	(4,145)	0
Increase in accounts payable	9,238	(2,000)	11,602	27,478
Increase in accrued liabilities - related party	22,425	(1,302)	44,162	76,302
Increase in accrued interest - unrelated parties	1,875	1,875	7,500	7,500
Increase in accrued interest - related parties	2,363	9,256	22,340	35,072
Net cash used in operating activities	(19,608)	23,668	(45,558)	(55,293)
Cash Flows From Investing Activities:
Net cash provided by (used in) investing activities	0	0	0	0
Cash Flows From Financing Activities:
Proceeds from line of credit to related parties	0	40,500	268,000	246,175
Repayments on line of credit to related parties	(34,967)	(84,500)	(212,000)	(190,100)
Net cash provided by financing activities	(34,967)	(44,000)	56,000	56,075
Net Increase In Cash	(54,575)	(20,332)	10,442	782
Cash At The Beginning Of The Year	60,342	49,900	49,900	49,118
Cash At The End Of The Year	5,767	29,568	60,342	49,900
Schedule of Non-Cash Investing and Financing Activities
Assumption of debt by related party			0	1,459
Stock received for sale of assets	0	(86,667)	(86,667)	0
Assets acquired for issuance of stock			50,000	0
Related party debt converted to stock			400,000	0
Related party accounts payable converted to stock			210,000	0
Supplemental Disclosure
Cash paid for interest	0	0	0	0
Cash paid for income taxes	$ 0	$ 0	$ 0	$ 0